ORGANIZATION AND PRINCIPAL ACTIVITIES - Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Cost of revenues	$ 32,160	$ 340,174	$ 413,971
Selling and marketing expenses	2,588	14,364	24,077
Research and development expenses	757	3,357	4,419
General and administrative expenses	6,832	36,145	23,012
Parent
Subsidiary or Equity Method Investee [Line Items]
Cost of revenues			23
Selling and marketing expenses			54
Research and development expenses			204
General and administrative expenses	$ 0	109	5,394
Share-based compensation cost of the earnout shares		$ 109	$ 2,390